UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21946

Old Field Fund, LLC

(Exact name of Registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Item 1. Reports to Unitholders.

Annual report attached.

Old Field Fund, LLC

(In the Process of Liquidation)

Annual Report

March 31, 2013

OLD FIELD FUND, LLC

(In the Process of Liquidation)

FINANCIAL STATEMENTS

For the year ended

March 31, 2013

OLD FIELD FUND, LLC

(In the Process of Liquidation)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the

Board of Managers and Members

of Old Field Fund, LLC

We have audited the accompanying statement of assets, liabilities and members’ equity of Old Field Fund, LLC (the “Fund”) as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include appropriate auditing procedures of its investment in Old Field Master Fund, LLC through Old Field Fund, LDC, the Fund’s only investment owned as of March 31, 2013. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A1 to the financial statements, in November 2010, the Board of Managers elected to place the Fund into a plan of liquidation. As a result, the Fund changed its basis of accounting for the periods subsequent to November 2010 from the going concern basis to the liquidation basis of accounting. Accordingly, the carrying values of the remaining assets as of March 31, 2013 are presented at estimated realizable values and liabilities are presented at estimated settlement amounts. Due to the illiquid nature of the Fund’s investments, the liquidation process and ensuing distributions may take several years from such date.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Fund, LLC as of March 31, 2013, and the results of its operations and cash flows for the year then ended, the changes in its members’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

New York, NY

May 23, 2013

1

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Assets, Liabilities and Members’ Equity

March 31, 2013

(expressed in U.S. dollars)

ASSETS
Investment in Old Field Fund, LDC, at fair value (See Note A)	$2,338,194
Cash	6

Total assets	2,338,200

MEMBERS’ EQUITY	$2,338,200

Value of members’ equity per unit - based on 27,424 member units of beneficial interest outstanding	$85.26

Analysis of members’ equity:
Capital subscriptions	$42,010,000
Capital distributions	(33,292,577)
Accumulated undistributed net investment loss	(2,608,689)
Accumulated undistributed net realized loss on investments in investment funds	(2,048,926)
Net unrealized depreciation on investments in investment funds	(1,721,608)

MEMBERS’ EQUITY	$2,338,200

See notes to financial statements.

2

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Operations

For the year ended March 31, 2013

(expressed in U.S. dollars)

Realized and unrealized gain/(loss) allocated from Old Field Fund, LDC
Net realized loss from investments in investments funds allocated from Old Field Fund, LDC	$(93,338)
Net change in unrealized depreciation on investments in investment funds allocated from Old Field Fund, LDC	108,626

Net realized and unrealized gain allocated from Old Field Fund, LDC	15,288

Fund income
Interest income	1

Net investment income/(loss) allocated from Old Field Fund, LDC
Interest income	501
Management fee	(39,678)
Less: management fee waived – voluntary	39,678
Professional fees	(27,932)
Administration fee	(100,276)
Directors fee	(14,996)
Other expenses	(14,050)

(156,753)
Fund expense limitation and reimbursement waiver – involuntary	117,303

Net investment loss allocated from Old Field Fund, LDC	(39,450)

Net investment loss	(39,449)

Net decrease in members’ equity from operations	$(24,161)

See notes to financial statements.

3

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Changes in Members’ Equity

(expressed in U.S. dollars)

	For the year ended March 31, 2013	For the year ended March 31, 2012
From Operations:
Net realized (loss)/gain from investments in investments funds allocated from Old Field Fund, LDC	$(93,338)	$975,239
Net change in unrealized depreciation on investments in investment funds allocated from Old Field Fund, LDC	108,626	(908,993)
Net investment loss	(39,449)	(93,335)

Net decrease in members’ equity from operations	(24,161)	(27,089)

Members’ equity transactions:
Liquidating distribution of units - (5,886 and 193,796 units for the years ended March 31, 2013 and 2012, respectively)	(500,398)	(16,596,042)

Net decrease in members’ equity	(524,559)	(16,623,131)
Members’ equity at beginning of year	2,862,759	19,485,890

Members’ equity at end of year	$2,338,200	$2,862,759

See notes to financial statements.

4

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Statement of Cash Flows

For the year ended March 31, 2013

(expressed in U.S. dollars)

Cash flows from operating activities:
Net decrease in members’ equity from operations	$(24,161)
Adjustments to reconcile net decrease in members’ equity from operations to net cash provided by operating activities:
Net loss allocated from Old Field Fund, LDC	24,162

Net cash provided by operating activities	1

Net change in cash	1
Cash at beginning of year	5

Cash at end of year	$6

Supplemental disclosure of cash flow activity:
Financing activity:
Liquidating distributions paid from Old Field Fund, LDC directly to the Old Field Fund, LLC members during the year ended March 31, 2013 (which includes $999,762 prior year liquidating distributions)	$1,500,160

See notes to financial statements.

5

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE A - ORGANIZATION

Old Field Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the “Offshore Feeder”), which is a Cayman Islands limited duration company. The Offshore Feeder serves as an intermediate entity through which the Fund invests in Old Field Master Fund, LLC (the “Master Fund”), a limited liability company, which is a fund of hedge funds. The Offshore Feeder Fund makes no independent investment decisions and has no investment or other discretion over its assets. The purpose of the Master Fund is to invest in private investment funds to achieve capital appreciation. The financial statements of the Master Fund for the year ended March 31, 2013, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. Marwood Alternative Assets Management, LLC (the “Investment Adviser”), a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.

As of March 31, 2013, one member represented approximately 94% of the members’ equity of the Fund.

[1]	Liquidation of Fund:

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Master Fund and the Fund and wind down operations in an orderly fashion. Accordingly, the Master Fund and the Fund are in the process of liquidation as of March 31, 2013. In connection with the liquidation, the Board appointed the Investment Adviser as the Master Fund’s and the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Master Fund and the Fund and distribute the liquidation proceeds to the members in accordance with the Fund’s Limited Liability Company Agreement. The Master Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note D). Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Master Fund’s remaining assets, subject to costs and expenses associated with the Master Fund’s and Fund’s liquidation and legal dissolution, will be distributed. As a result of adopting the plan of liquidation, liquidating distributions of $10,747,437, $3,599,141 and $1,249,702 were paid in May 2011, July 2011 and November 2011, respectively. Additional liquidating distributions of $999,762, effective March 31, 2012, were paid in April 2012. Liquidating distributions of $500,398 were paid in January 2013 by the Master Fund on behalf of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]	Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]	Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. Since the final date of liquidation is uncertain and the remaining investments in the Master Fund will be sold over a period of time, the investments in investment funds in the Master Fund are valued at their fair value as is determined by the Investment Adviser at March 31, 2013, and only costs estimable at such date have been

6

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[2]	Liquidation basis of accounting (continued):

accrued for. It is anticipated that during the liquidation period the fair value of the remaining investments will fluctuate and expenses will be incurred which have not yet been accrued for. Accordingly, estimated assets in liquidation in the accompanying statement of assets, liabilities and members’ equity are subject to change based upon these and other factors that may develop in the liquidation process.

[3]	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]	Investments and revenue recognition:

The Fund’s investment in the Offshore Feeder is valued at fair value, which is the Fund’s proportionate interest in the net assets of the Master Fund through its investment in the Offshore Feeder, as determined by the management of the Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had a ready market for the investment existed, and the difference could be material.

The Fund records its proportionate share of the Master Fund’s income, expenses and realized and unrealized gain and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. As described in Note A, the Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund’s net members’ equity.

[5]	Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2013, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. The Investment Adviser does not expect that its assessment regarding unrecognized tax benefits will materially change over the next 12 months. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations.

7

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]	Income taxes (continued):

The Fund did not record any interest or penalties during the year ended March 31, 2013. Tax years 2010 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[6]	Fair value of financial instruments:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund has a 99.98% interest in the Master Fund through its investment in the Offshore Feeder as of March 31, 2013. The investment in the Offshore Feeder is carried at its estimated fair value which is based on the Offshore Feeder’s proportionate interest of the net asset value of the Master Fund, as determined by management of the Master Fund. The Fund’s investment in the Offshore Feeder has been classified as Level 3 since it is unable to redeem its investment in the Offshore Feeder as of March 31, 2013 and it does not have the ability to redeem the investment in the near term. The classification within the hierarchy does not necessarily correspond to the Investment Adviser’s perceived risk of an investment in the Master Fund through its investment in the Offshore Feeder, nor the level of the investments held within the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had an observable market for the investment existed, and the difference could be material.

The Investment Adviser believes more relevant disclosure regarding fair value measurements relates to the Master Fund’s investment portfolio. Such disclosure can be found in the notes to the Master Fund’s financial statements attached hereto.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Offshore Feeder
Balance as of 4/1/12	$2,862,754
Net investment loss allocated from Offshore Feeder	(39,450)
Realized loss allocated from Offshore Feeder	(93,338)
Change in unrealized depreciation allocated from Offshore Feeder	108,626
Liquidating distributions	(500,398)

Balance as of 3/31/13	$2,338,194

8

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[6]	Fair value of financial instruments (continued):

During the year ended March 31, 2013, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosure about amounts and reasons for all the transfers out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 did not have a significant impact on the Fund’s financial statements.

[7]	Subsequent Events:

Management had considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

NOTE C – OFF-BALANCE SHEET AND OTHER RISKS

The investment funds in which the Master Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund’s risk of loss in these investment funds is limited to the value of these investments reported by the Master Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. The Master Fund’s concentration and other risks are discussed in the notes to the Master Fund’s financial statements which are attached to this report and are an integral part of these financial statements.

In the normal course of its operations, the Fund and the Master Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund and the Master Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund and the Master Fund that have not yet occurred. However, the Fund and the Master Fund has not had prior claims of losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE D – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund may discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription is accepted. At inception of the Fund the units were sold at $100 per unit. As result of the approved liquidation plan, the Board suspended all subscriptions.

Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units. The Fund was allowed to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase would be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

9

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE D – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS (CONTINUED)

As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. Liquidating distributions are expected to be paid to members of the Fund via Old Field Fund, LDC directly and not paid by the Fund, upon distributions received from the Master Fund. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.

Net income or losses are allocated to all members in proportion to their respective units.

Transactions in units of beneficial interest outstanding for the year ended March 31, 2013 were as follows:

Balance April 1, 2012	Units Distributed	Balance March 31, 2013
33,310	5,886	27,424

NOTE E – EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund’s and the Master Fund’s average monthly net assets (the “Expense Limitation”). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011, and was renewed again for three additional one-year periods expiring on March 31, 2012, March 31, 2013 and March 31, 2014. In consideration of the Investment Adviser’s agreement to limit the Fund’s and Master Fund’s expenses, the Fund and the Master Fund will carry forward the amount of the expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will be reimbursed by the Investment Adviser or its affiliate for such amounts. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund. See Master Fund for further disclosure regarding this agreement and amounts due from the investment Adviser to the Master Fund at March 31, 2013.

10

OLD FIELD FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE F – FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average members’ equity and total return:

	For the year ended March 31, 2013	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2010	For the year ended March 31, 2009
Per unit operating performance:
Members’ equity, beginning of period	$85.94	$85.80	$83.30	$74.86	$94.13
Income/(loss) from investment operations:
Net investment loss allocated from offshore feeder(1)	(1.23)	(1.09)	(1.41)	(1.43)	(1.32)
Net realized/unrealized gain/(loss) on investments in investment funds allocated from offshore feeder(1)	0.55	1.23	3.91	9.87	(17.95)

Total income/(loss) from investments	(0.68)	0.14	2.50	8.44	(19.27)

Members’ equity, end of period	$85.26	$85.94	$85.80	$83.30	$74.86

Members’ equity, end of period (000’s)	$2,338	$2,863	$19,486	$34,924	$31,387

Total return	(0.79)%	0.16%*	3.00%	11.27%	(20.47)%
Portfolio turnover**	0.00%	0.33%	12.58%	46.65%	21.30%
Ratio to average members’ equity:
Expenses, before reimbursement	5.88%	4.09%	1.97%	2.24%	1.75%
Reimbursement	(4.38)%	(2.79)%	(0.26)%	(0.44)%	(0.16)%

Expenses, after reimbursement	1.50%	1.30%	1.71%	1.80%	1.59%

Net investment loss, before reimbursement	(5.86)%	(4.07)%	(1.96)%	(2.24)%	(1.70)%
Reimbursement	4.38%	2.79%	0.26%	0.44%	0.16%

Net investment loss, after reimbursement	(1.48)%	(1.28)%	(1.70)%	(1.80)%	(1.54)%

*	The total return shown for the year ended March 31, 2012 does not accord to the net decrease in members’ equity from operations for this period due to the timing of redemptions of fund shares.
**	Represents the Portfolio Turnover of the Old Field Master Fund, LLC
(1)	Based on average units outstanding.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis. The ratios are inclusive of allocations and waivers from the Offshore Feeder.

11

Annual Report (Additional Information)

Old Field Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling

1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.

Exhibit A

Old Field Master Fund, LLC

(In the Process of Liquidation)

Annual Report

March 31, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

FINANCIAL STATEMENTS

For the year ended

March 31, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit Committee of the

Board of Managers and Members

of Old Field Master Fund, LLC

We have audited the accompanying statement of assets, liabilities and members’ equity of Old Field Master Fund, LLC (the “Fund”), including the schedule of investments in investment funds, as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of investments in investment funds owned as of March 31, 2013, by correspondence with custodians and investees of the investment funds, or other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A1 to the financial statements, in November 2010, the Board of Managers elected to place the Fund into a plan of liquidation. As a result, the Fund has changed its basis of accounting for periods subsequent to November 2010 from the going concern basis to the liquidation basis of accounting. Accordingly, the carrying values of the remaining assets as of March 31, 2013 are presented at estimated realizable values and liabilities are presented at estimated settlement amounts. Due to the illiquid nature of the Fund’s investments, the liquidation process and ensuing distributions may take several years from such date.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund, LLC as of March 31, 2013, and the results of its operations and cash flows for the year then ended, the changes in its members’ equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

New York, NY

May 23, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Assets, Liabilities, and Members’ Equity

March 31, 2013

(expressed in U.S. dollars)

ASSETS

Investments in investment funds, at fair value (cost $2,957,942)	$1,235,954
Cash and cash equivalents	1,047,909
Redemptions receivable from investment funds	63,963
Due from Investment Adviser	186,989

Total assets	2,534,815

LIABILITIES

Administration fee payable	158,808
Professional fees payable	36,757
Accrued expenses and other liabilities	498

Total liabilities	196,063

MEMBERS’ EQUITY	$2,338,752

Value of members’ equity per unit - based on 27,430 units of beneficial interest outstanding	$85.26

Analysis of members’ equity
Capital Subscriptions	$42,020,000
Capital Distributions	(33,300,517)
Accumulated undistributed net investment loss	(2,609,330)
Accumulated undistributed net realized loss on investments in investment funds	(2,049,413)
Net unrealized depreciation on investments in investment funds	(1,721,988)

MEMBERS’ EQUITY	$2,338,752

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

March 31, 2013

(expressed in U.S. dollars)

Investment Objective as a Percentage of Total Investments

Investment Strategy/Name	First Acquisition Date	Number of Shares	Cost	Fair Value	Percentage of Members’ Equity[1]	% in Side Pockets[2]	Liquidity[3]	Expiration Date of Lock Up Period[4]
Distressed:
Credit Distressed Blue Line Offshore Fund, Ltd.	12/1/2009	55	$56,915	$72,399	3.10%	—	Quarterly[12]	N/A

Total Distressed			56,915	72,399	3.10%

Event Driven:
Altima Global Special Situations Fund, Ltd.	5/1/2008	7	—	3,832	0.16%	100.00%	Monthly	N/A
Montrica Global Opportunities Fund	2/1/2007	624	49,305	20,172	0.86%	100.00%	N/A11	N/A
Perry Partners International, Inc.	5/1/2007	467	21,317	36,455	1.56%	100.00%	N/A9	N/A

Total Event Driven			70,622	60,459	2.58%

Fixed Income Relative Value:
The Drake Absolute Return Fund, Ltd.	2/1/2007	56	111,698	86,709	3.71%	—	Quarterly[6]	N/A

Total Fixed Income Relative Value			111,698	86,709	3.71%

Fundamental Market Neutral:
Level Global Overseas, Ltd.	4/1/2011	31	14,085	11,596	0.50%	—	Quarterly	N/A

Total Fundamental Market Neutral:			14,085	11,596	0.50%

Multi-Strategy Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.	8/1/2008	661	97,295	71,332	3.05%	100.00%	N/A9	N/A
Broad Peak Fund, Ltd.	1/1/2010	7	3,442	261	0.01%	—	Quarterly[10]	8

Total Multi-Strategy Relative Value			100,737	71,593	3.06%

Structured Credit:
Cerberus International SPV, Ltd.[7]	9/1/2007	556	698,540	796,517	34.06%	100.00%	N/A9	N/A
CPIM Structured Credit Fund 1000 Inc.	2/1/2007	1,567	240,361	21,095	0.90%	—	Quarterly[6]	N/A
Dune Capital International, Ltd.	2/1/2007	—	264,984	115,586	4.94%	—	Semi-Annually[6]	N/A
Petra Offshore Fund L.P.*	2/1/2007	—	1,400,000	—	0.00%	—	Quarterly[5]	N/A

Total Structured Credit			2,603,885	933,198	39.90%

Total Investments in Investment Funds			$2,957,942	$1,235,954	52.85%

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds (concluded)

March 31, 2013

(expressed in U.S. dollars)

[1]	Percentages are based on members’ equity at end of period of $2,338,752.
[2]	Percentages of assets invested in side pockets.
[3]	Available frequency of redemptions after initial lock-up period.
[4]	The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2013 that redemption from Investment Funds is available. Redemptions from Investment Funds may be subject to fees.
[5]	Investment fund has suspended redemptions. The Fund can not estimate when the suspension will be removed.
[6]	Investment fund is in the process of an orderly wind-down with the return of capital to investors. The Fund can not estimate when the wind-down will be completed.
[7]

On September 30, 2009, the investment in Cerberus International, Ltd. (the “Original Invested Company”) was 100% compulsorily redeemed by the Fund and participated in the voting shares of a special purpose vehicle, Cerberus International SPV, Ltd. which holds a participation in pro rata share of all the cash, securities assets and liabilities (excluding deferred incentive fee payable) of the Original Invested Company attributable to the percentage of redeemed shares. The Investment Fund is liquidating its assets, hence all redemptions are suspended.

[8]	Class S – Not redeemable unless they are converted back into Class A2 shares upon a liquidation event.
[9]	The Fund’s remaining investment in the investment fund is a side pocket which is in the process of liquidating. The Fund can not estimate when the liquidation will be complete.
[10]	25% Fund level gate.
[11]

Investment at March 31, 2013 represents the Fund’s investment in special situation shares (“SSS”). The SSS are not redeemable at the option of the holder. The Fund can not estimate when the shares will be redeemed.

[12]	Fund has suspended redemptions effective December 31, 2011 and commenced voluntary wind-down of the Fund on April 1, 2012.
*	See Note B [4] – Investments valuation and revenue recognition.

At March 31, 2013, the aggregate cost of investments for tax purposes was $2,957,942. Net unrealized depreciation on investments for tax purposes was $(1,721,988), consisting of $132,432 of gross unrealized appreciation and $(1,854,420) of gross unrealized depreciation.

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Operations

For the year ended March 31, 2013

(expressed in U.S. dollars)

Investment income:
Interest	$502
Expenses:
Management fee	39,688
Less: management fee waived – voluntary	(39,688)
Professional fees	27,939
Administration fee	100,300
Directors fee	15,000
Other	14,054

Total expenses	157,293
Fund expense limitation and reimbursement waiver – involuntary	(117,331)

Net expenses	39,962

Net investment loss	(39,460)

Realized and unrealized gain/(loss) on investments in investment funds
Net realized loss on investments in investment funds	(93,360)
Net change in unrealized depreciation on investments in investment funds	108,652

Net realized and unrealized gain	15,292

Net decrease in members’ equity from operations	$(24,168)

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Changes in Members’ Equity

(expressed in U.S. dollars)

	For the year ended March 31, 2013	For the year ended March 31, 2012
From Operations:
Net change in unrealized depreciation on investments in investment funds	$108,652	$(909,210)
Net realized (loss)/gain on investments in investment funds	(93,360)	975,472
Net investment loss	(39,460)	(93,363)

Net decrease in members’ equity from operations	(24,168)	(27,101)

Members’ equity transactions
Liquidating distribution of units - (5,888 and 193,842 units for the years ended March 31, 2013 and 2012, respectively)	(500,517)	(16,600,000)

Net decrease in members’ equity	(524,685)	(16,627,101)
Members’ equity at beginning of year	2,863,437	19,490,538

Members’ equity at end of year	$2,338,752	$2,863,437

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Statement of Cash Flows

For the year ended March 31, 2013

(expressed in U.S. dollars)

Cash flows from operating activities:
Net decrease in members’ equity from operations	$(24,168)
Adjustments to reconcile net decrease in members’ equity from operations to net cash provided by operating activities:
Net change in unrealized depreciation on investment in investment funds	(108,652)
Net realized loss on investments in investments funds	93,360
Proceeds from redemptions received from investments in investment funds	710,436
Changes in:
Redemptions receivable from investments in investment funds	487,144
Due from Investment Adviser	390,275
Management fee payable	(31,815)
Administration fee payable	100,300
Professional fees payable	(47,495)
Accrued expenses and other liabilities	266

Net cash provided by operating activities	1,569,651
Cash flows from financing activities:
Liquidating distributions (Includes $1,000,000 prior year liquidating distributions paid in the current year)	(1,500,517)

Net cash flows used in financing activities	(1,500,517)

Net increase in cash and cash equivalents	69,134
Cash and cash equivalents at beginning of year	978,775

Cash and cash equivalents at end of year	$1,047,909

See notes to financial statements.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the “Investment Adviser”), an affiliated entity, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of March 31, 2013, Old Field Fund, LLC (the “Domestic Feeder”), through Old Field Fund, LDC (the “Offshore Feeder”) which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund. The Investment Adviser owns the remaining 0.02% of the Fund.

[1]	Liquidation of Fund:

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Fund and wind down operations of the Fund in an orderly fashion. Accordingly, the Fund is in the process of liquidation as of March 31, 2013. In connection with the liquidation, the Board appointed the Investment Adviser as the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Fund and distribute the liquidation proceeds to the members of the Fund in accordance with the Limited Liability Company Agreement of the Fund. The Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation (see Note F). Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Fund’s remaining assets, subject to costs and expenses associated with the Fund’s liquidation and legal dissolution, will be distributed. As a result of adopting the plan of liquidation, liquidating distributions of $10,750,000, $3,600,000 and $1,250,000 were paid in May 2011, July 2011 and November 2011, respectively. Additional liquidating distributions of $1,000,000, effective March 31, 2012, were paid in April 2012 and liquidating distributions of $500,517, effective December 31, 2012, were paid in January 2013.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]	Basis of accounting:

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). The Fund’s fiscal year end is March 31.

[2]	Liquidation basis of accounting:

The accompanying financial statements have been presented on the liquidation basis of accounting, which presents assets at their net realizable values and liabilities at their estimated settlement amounts and include estimates for future costs expected to be incurred during liquidation period that are reasonably estimable. Since the final date of liquidation is uncertain and the remaining investments will be sold over a period of time, the investments in investment funds are valued in the accompanying financial statements at their fair value as is determined by the Investment Adviser at March 31, 2013, and only costs estimable at such date have been accrued for. It is anticipated that during the liquidation period the fair value of the remaining investments will fluctuate and expenses will be incurred which have not yet been accrued for. Accordingly, estimated assets in liquidation in the accompanying statement of assets, liabilities and members’ equity are subject to change based upon these and other factors that may develop in the liquidation process.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[3]	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[4]	Investments valuation, valuation process and revenue recognition:

The Fund has established a fair valuation committee (the “Valuation Committee”) which is comprised of various Fund personnel as well as the Investment Adviser, and reports to the Board on a quarterly basis. Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds’ net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds.

The Valuation Committee meets at least on a quarterly basis to review and discuss the appropriateness of such fair values using current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. The Valuation Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies as well as ensuring that the valuation methodologies for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable. The Fund’s valuation procedures require the Investment Adviser to consider all relevant information available at the time the Fund values its assets. Valuations determined by the Fund are required to be supported by market data, third-party pricing sources, industry accepted third-party pricing models, counterparty prices, or other methods the Valuation Committee deems to be appropriate, including the use of internal proprietary pricing models. The Investment Adviser in consultation with the Valuation Committee and the Board, will consider such information, and may conclude in certain circumstances that the information provided by an investment manager does not represent the fair value of the Fund’s interests in an investment fund. Although redemptions of interests in investment funds are subject to advance notice requirements, investment funds typically will make available net asset value information to their investors which will represent the price at which, even in absence of redemption activity, the investment fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the investment fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular investment fund, the Fund could consider whether it was appropriate on an investment by investment basis, in light of all relevant circumstances, not to utilize the practical expedient to value the investment fund’s net asset value (further described in Note B[9]), and adjust such value to reflect a premium or discount to net asset value. Any such decision must be made using considerable judgment, and is subject to the review and supervision of Valuation Committee and approved by the Board.

Due to the nature of the investments held by the investment funds that the Fund invests with, changes in market conditions and the economic environment may significantly impact the net asset value (“NAV”) of these investment funds and fair value of the Fund’s interests in an investment fund. Furthermore, changes to the liquidity provisions of the investment funds may significantly impact the fair value that will be realized, of the Fund’s interests in an investment fund at the time of redemption, and the differences could be material. Under some circumstances, the Fund or the Investment Adviser may determine, based on other information available to the Fund or the Investment Adviser, that an investment fund’s reported valuation does not represent fair value. A discount may be taken if the Investment Adviser and Valuation Committee

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[4]	Investments valuation, valuation process and revenue recognition (continued):

believe that the NAV does not represent fair value, or if suspended/limited redemptions have an impact on the fair value of the NAV on an investment by investment basis. In addition, the Fund may not have an investment fund’s reported valuation as of a particular fiscal period end. In such cases, the Investment Adviser and Valuation Committee would determine the fair value of such investment fund based on any relevant information available at the time.

With respect to an investment fund the Fund invests with, the Board has approved a fair valuation methodology recommended by the Valuation Committee that reflects a discount to the valuation provided by the investment manager. This investment was valued at zero as of March 31, 2013 and 2012. The value of this investment fund shown in the Schedule of Investments reflects this adjusted valuation. The Valuation Committee continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Board determines is warranted. All other Level 3 investments were valued using the unadjusted net asset value of investments in underlying investment funds. No unobservable inputs internally developed by the Fund have been applied to the fair value of these investments and therefore, tabular disclosure as required under ASU 2011-04 has been excluded.

During the year ended March 31, 2013, the Fund adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosure about amounts and reasons for all the transfers out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 did not have a significant impact on the Fund’s financial statements.

Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund’s proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund’s share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a average cost basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned. Redemption requests not yet paid from underlying investment vehicles are reflected as redemptions receivable from investment funds on the statement of assets, liabilities and members’ equity as of March 31, 2013.

Interest income is recorded on an accrual basis.

[5]	Schedule of Investments in Investment Funds:

The accompanying schedule of investments in investment funds consists principally of investments in investment funds that hold investments which are located in various countries. They are classified by investment strategy which represents management’s belief as to the most meaningful presentation of the classification of the Fund’s investments. There are no unfunded commitments to the investments in investment funds.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]	Schedule of Investments in Investment Funds (continued):

Investment Funds’ Investment Strategies:

Distressed

These investment funds invest in, and occasionally sell short, the securities of companies where the security’s price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the investment manager’s style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain investment managers, but it is not typical in this strategy.

Event Driven

Event Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the “event” internally.

Fixed Income Relative Value

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company’s capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these investment funds can profit even from small mis-pricings.

Fundamental Market Neutral

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

Multi-Strategy Relative Value

In Multi-Strategy Relative Value funds, the investment manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

Structured Credit

Investment managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company’s assets. The investment manager is usually the “lender of last resort” and will lend at terms that are beneficial to the investment fund.

Cerberus International, SPV, Ltd (the “SPV”) is a special purpose vehicle created to hold a pro-rata share of all cash, securities, assets and liabilities of Cerberus International, Ltd (the “Company”) attributable to the percentage of shareholders seeking to redeem its shares in the Company. The investment objective of the SPV is to sell assets and distribute cash to the redeeming shareholders. The investment objective of the Company is to purchase controlling equity positions predominantly in middle market companies as well as acquiring securities or other obligations of, or interests (including controlling interests) in, entities that are involved in bankruptcy or other insolvency proceedings, workouts, operating turnarounds, financial

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[5]	Schedule of Investments in Investment Funds (continued):

Investment Funds’ Investment Strategies (continued):

reorganization, exchange offers, spin-offs and other special situations. At December 31, 2012, the SPV through its participating interest in the Company held investments in Aozora Bank Ltd. and Seibu valued at $831,000,416 and $588,798,275, respectively. The Fund’s proportionate share of these investments was $279,815 and $198,260, respectively. The March 31, 2013 information on the Company’s investments was not available to the Fund and the most recent information available was at December 31, 2012.

[6]	Cash and cash equivalents:

For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the SIPC at March 31, 2013.

[7]	Income taxes:

The Fund is treated as a partnership for U.S. federal income tax purposes and is not required to pay federal income taxes on its net investment income and net capital gains. All interest, dividends, gains and losses of the Fund are deemed to have been “passed through” to the members in proportion to their holdings in the Fund, regardless of whether such items have been distributed. No provision has been made in the accompanying financial statements as the individual members are responsible for income taxes, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, Income Taxes (formerly FASB Interpretation No. 48), as amended by Accounting Standards Update 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities (“ASC 740”), requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the year ended March 31, 2013, the Fund did not recognize any amounts for unrecognized tax benefits in connection with ASC 740. The Investment Adviser does not expect that its assessment regarding unrecognized tax benefits will materially change over the next 12 months. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the statement of operations. The Fund did not record any interest or penalties during the year ended March 31, 2013. Tax years 2010 through present remain subject to examination by the U.S. taxing authorities. No income tax returns are currently under examination.

[8]	Administration agreement:

The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement. This fee is based on the Fund’s month-end net asset value as well as the number of investors invested in the Fund.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]	Fair value of financial instruments:

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments and block discounts are not applied to Level 1 investments.

•

Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, quoted prices in markets that are not active, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization within the hierarchy does not necessarily correspond to the Investment Adviser’s perceived risk of the investments in investment funds, nor the level of the investments held within these investments in investment funds.

Classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

•

If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be classified as a Level 2 fair value measurement.

•

If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.

•

If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be classified as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be classified as a Level 3 fair value measurement.

The Investment Adviser uses the market approach valuation technique to value its investments in investment funds. An investment in an investment fund is carried at its estimated fair value which is based on the Fund’s proportionate share of the underlying net assets of the underlying investment funds as reported to the Fund by such entities at the reporting date.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]	Fair value of financial instruments (continued):

The following criteria were used to determine the classification of the Fund’s investments:

•

Liquidity terms of each Investment - Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

•	Redemption restrictions - Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

•	Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

•	Investments which are potentially subject to a redemption fee will be classified as Level 3 investments.

•

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, side pocket investments in the investee fund, knowledge of the investee fund manager’s operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

In certain cases, as described in Note B [4], the Investment Adviser would determine the fair value of such underlying investment vehicle based on any relevant information available at the time. Depending on the relative significance of adjustments made to the reported net asset value, these underlying investment vehicles may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The following are the Fund’s classes of assets measured at fair value at March 31, 2013, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

Description	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents - money market	$1,047,909	$—	$—	$1,047,909
Investments in investment funds:
Distressed	—	—	72,399	72,399
Event Driven	—	—	60,459	60,459
Fixed Income Relative Value	—	—	86,709	86,709
Fundamental Market Neutral	—	—	11,596	11,596
Multi-Strategy Relative Value	—	—	71,593	71,593
Structured Credit	—	—	933,198	933,198

Total Assets	$1,047,909	$—	$1,235,954	$2,283,863

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[9]	Fair value of financial instruments (continued):

During the year ended March 31, 2013, the Fund did not have any transfers between all levels.

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi-Strategy Relative Value	Structured Credit
Balance as of 4/1/12	$1,931,098	$113,738	$151,043	$125,105	$16,501	$133,976	$1,390,735
Realized gain (loss)	(60,997)	(11,651)	27,436	(18,045)	—	(12,035)	(46,702)
Change in unrealized appreciation (depreciation)	108,652	(1,068)	(20,197)	29,517	(4,905)	(46,090)	151,395
Purchases	—	—	—	—	—	—	—
Sales	(742,799)	(28,620)	(97,823)	(49,868)	—	(4,258)	(562,230)

Balance as of 3/31/13	$1,235,954	$72,399	$60,459	$86,709	$11,596	$71,593	$933,198

Net change in unrealized gain/(loss) relating to investments held at 3/31/13[1]	$25,928	$(1,068)	$(13,081)	$29,517	$(4,905)	$(46,090)	$61,555

[1]	The unrealized gain (loss) is included in net change in unrealized depreciation on investments in investment funds in the Statement of Operations.

[10]	Subsequent events:

Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

NOTE C - RELATED PARTY TRANSACTIONS

Management fees:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund’s management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen-month period starting February 2008. Such waiver, which expired on March 31, 2009, was renewed for an additional two-year period which expired on March 31, 2011 and was renewed again for three additional one-year periods expiring on March 31, 2012, March 31, 2013 and March 31, 2014. Effective April 1, 2012, the Investment Adviser determined to stop charging the Fund a management fee and returned any management fees already paid during the year ended March 31, 2013.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND OTHER RISKS

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund’s risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period. If the Fund were to seek to liquidate its investment in an investment fund which maintains investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment promptly. In such cases, during the period until the Fund fully liquidates its interest in the investment fund, the value of its investment would fluctuate.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E – EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the “Expense Limitation Agreement”) under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund’s and the Domestic Feeder’s average monthly net assets (the “Expense Limitations”). Effective February 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. Such expense limitation, which expired on March 31, 2009, was renewed for an additional two-year period expiring on March 31, 2011, and was renewed again for three additional one-year periods expiring on March 31, 2012, March 31, 2013 and March 31, 2014. In consideration of the Investment Adviser’s agreement to limit the Fund’s and the Domestic Feeder’s expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will be reimbursed by the Investment Adviser or its affiliate for such amounts. The due from Investment Adviser of $186,989 represents the amount due under this Expense Limitation Agreement. $385,358 has been reimbursed to the Fund from the Investments Adviser during the year ended March 31, 2013. In addition $122,248 of prior year expenses payable at March 31, 2012 and included in the due from Investment Adviser as of March 31, 2012 were paid directly by the Investment Adviser during the year ended March 31, 2013. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Prior to liquidation, units in the Fund were offered and could be purchased on a monthly basis or at such other times as determined by the Board. The Board of the Fund could discontinue accepting subscriptions at any time. Units were sold at the net asset value per unit as of the date on which the subscription was accepted. As result of the approved liquidation plan, the Board suspended all subscriptions.

Prior to liquidation, members did not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund was allowed to repurchase units at such times, amounts and terms as determined by the Board of the Fund, in its sole discretion.

As a result of adopting the plan of liquidation, the Fund shall distribute all of its remaining assets in cash payments or in kind at the discretion of the Board on a “Liquidation Date” as determined by the Fund’s liquidator. The amount of the liquidating distribution paid to members on a Liquidation Date shall be determined on a pro rata basis in accordance with the balances of the members’ respective capital accounts. Liquidating distributions will be accrued when amounts are fixed and determinable.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE F – ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS (CONTINUED)

Net income or losses are allocated to all members in proportion to their respective units.

Transactions in units of beneficial interest outstanding for the year ended March 31, 2013 were as follows:

Balance April 1, 2012	Units Distributed	Balance March 31, 2013
33,318	5,888	27,430

NOTE G – FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for units outstanding throughout the period, for the members’ equity and the Fund’s ratios of net investment loss and expenses to average members’ equity and total return:

	For the year ended March 31, 2013		For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009
Per unit operating performance:
Members’ equity, beginning of period	$85.94		$85.80		$83.30		$74.86		$94.13

Loss from investment operations:
Net investment loss(1)	(1.23)		(1.09)		(1.41)		(1.43)		(1.32)
Net realized/unrealized gain/(loss) on investments in investment funds	0.55		1.23		3.91		9.87		(17.95)

Total income/(loss) from investments	(0.68)		0.14		2.50		8.44		(19.27)

Members’ equity, end of period	$85.26		$85.94		$85.80		$83.30		$74.86

Members’ equity, end of period (000’s)	$2,339		$2,863		$19,491		$34,933		$31,394

Total return	(0.79)%		0.16	% *	3.00%		11.27%		(20.47)%

Portfolio turnover	0.00%		0.33%		12.58%		46.65%		21.30%

Ratio to average members’ equity:
Expenses, before reimbursement	5.88	% (7)	4.09	% (6)	1.97	% (5)	2.24	% (4)	1.75	% (3)
Reimbursement	(4.38)%		(2.79)%		(0.26)%		(0.44)%		(0.16)%

Expenses, after reimbursement(2)	1.50	% (7)	1.30	% (6)	1.71	% (5)	1.80	% (4)	1.59	% (3)

Net investment loss, before reimbursement	(5.86	)% (7)	(4.07	)% (6)	(1.96	)% (5)	(2.24	)% (4)	(1.70	)% (3)
Reimbursement	4.38%		2.79%		0.26%		0.44%		0.16%

Net investment loss, after reimbursement	(1.48	)% (7)	(1.28	)% (6)	(1.70	)% (5)	(1.80	)% (4)	(1.54	)% (3)

*	The total return shown for the year ended March 31, 2012 does not accord to the net decrease in members’ equity from operations for this period due to the timing of redemptions of fund shares.
(1)	Based on average units outstanding.
(2)	Does not include expenses of the underlying funds in which the fund invests.
(3)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.25% before reimbursement and 2.09% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.20)% before reimbursement and (2.04)% after reimbursement.

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Notes to Financial Statements

March 31, 2013

NOTE G – FINANCIAL HIGHLIGHTS (CONTINUED)

(4)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.75% before reimbursement and 2.30% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.74)% before reimbursement and (2.30)% after reimbursement.

(5)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 2.46% before reimbursement and 2.20% after reimbursement. The net investment loss ratio to average members’ equity would have been (2.45)% before reimbursement and (2.19)% after reimbursement.

(6)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 4.52% before reimbursement and 1.73% after reimbursement. The net investment loss ratio to average net assets would have been (4.50)% before reimbursement and (1.72)% after reimbursement.

(7)

Absent of the management fee waiver described in Note C, the total expense ratio to average members’ equity would have been 7.36% before reimbursement and 2.98% after reimbursement. The net investment loss ratio to average net assets would have been (7.34)% before reimbursement and (2.96)% after reimbursement.

The net investment loss and expense ratios are calculated for all members taken as a whole. They do not include the Fund’s proportionate share of income and expenses of the underlying fund, as performance for these funds is recorded net of these items. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor’s share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

Annual Report (Additional Information)

Old Field Master Fund, LLC (the “Fund”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission’s website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this annual report.

Old Field Fund, LLC and Old Field Master Fund, LLC

Managers

Name, Age and Address	Positions(s) Held with the Fund and the Master Fund	Term of Office and Length of Time Served	Principal Occupation (s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Manager	Other Directorships Held by Manager	Total Annual Compensation from the Fund Complex
Lisa Z, Davis (55) 31 Merit Lane Jericho, NY 11753	Manager	Indefinite term (since August 23, 2006)	Certified Public Accountant Director Global Tax Controversy, The Interpublic Group of Companies, Inc.	2	None	$9,000

Brian J. Yudewitz (46) 43 Kristin Lane Hauppauge, NY 11766	Manager	Indefinite term (since August 23, 2006)	Attorney	2	None	$6,000

John T. Moore (47) 733 Third Avenue 11th Floor New York, NY 10017	Manager, President	Indefinite term (since August 23, 2006)	Principal, Chairman and CEO Marwood Group & Co. USA LLC Chairman, Marwood Group & Co,	2	None	$0

Principal Officers who are not Managers

Name, Age and Address	Positions(s) Held with the Fund and the Master Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years
Thomas J. Modzelewski (37) 733 Third Avenue 11th Floor New York, NY 10017	Treasurer, Chief Compliance Officer	Since August 23, 2006	Principal, Director of Operations Chief Compliance Officer, Marwood Group & Co.

Michael R. Wasserman (45) 733 Third Avenue 11th Floor New York, NY 10017	Secretary	Since August 23, 2006	Attorney

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, Lisa Z. Davis, is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

For 2013 and 2012, Marcum LLP (formerly Marcum & Kliegman LLP) billed the Funds (as defined in Item 4(e)(1) below) the below aggregate fees for services rendered to the Funds.

		2013			2012
		All fees and services to the Funds that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Funds that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$50,000	N/A	N/A	$50,000	N/A	N/A
(b)	Audit-Related Fees	0	N/A	N/A	0	N/A	N/A
(c)	Tax Fees	0	N/A	N/A	0	N/A	N/A
(d)	All Other Fees	0	N/A	N/A	0	N/A	N/A

Notes:

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee’s Pre-approval Policies and Procedures. The Registrant’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant’s Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee’s consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the “Funds”) be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”), as required by the Investment Company Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2013	2012
Audit-Related Fees	0	0
Tax Fees	0	0
All Other Fees	0	0

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Marcum LLP, (formerly Marcum & Kliegman LLP) for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(h) The Registrant’s audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable .

Item 6. Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant invests through a master fund in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser’s policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser’s reasonable judgment of what is in the Registrant’s best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund’s management, unless the investment adviser determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund’s management in any situation where, in the investment adviser’s judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests through a master fund only in hedge funds that are unaffiliated with the investment adviser.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Portfolio Managers

At a meeting held on November 16, 2010, the Board of Managers of the Fund (the “Board”) resolved to discontinue operations of the Master Fund and the Fund and wind down operations in an orderly fashion. Accordingly, the Master Fund and the Fund are in the process of liquidation as of September 30, 2012. In connection with the liquidation, the Board appointed the Investment Adviser as the Master Fund’s and the Fund’s liquidator, and accordingly, the Investment Adviser has the authority to take all actions necessary to wind up the affairs of the Master Fund and the Fund and distribute the liquidation proceeds to the members in accordance with the Fund’s Limited Liability Company Agreement. The Master Fund ceased new investment activity and does not intend to make any new investments. Cash has been distributed to members on a pro rata basis as determined by the Fund’s liquidator, which can be either upon the disposition of investments in investment funds less any applicable expenses, or at the time the Fund’s liquidator determines in accordance with the plan of liquidation. Due to the illiquid nature of the remaining investments, such liquidation and ensuing cash distributions are expected to take longer than a year. Once all the remaining investments in investment funds are liquidated, the balance of the Master Fund’s remaining assets, subject to costs and expenses associated with the Master Fund’s and Fund’s liquidation and legal dissolution, will be distributed.

Paul Platkin and Darren Wolf no longer serve as Portfolio Managers, nor on the Investment Committee. Andrew Rudolph, Jill Schurtz, and Glenn Sloat no longer serve on the Investment Committee.

In October of 2011 Robeco Investment Management (as successor to Robeco-Sage Capital Management LLC) and Arden Asset Management LLC (“Arden”) entered into a consulting agreement in which Arden agreed to assist in the negotiation and redemption from underlying managers in connection with any liquidation of the Fund, among other activities.

(iv) ) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers may also manage other investment vehicles (the “Other Vehicles”). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles (“Portfolio Funds”) as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership

The following table sets forth the dollar range of units beneficially owned by the former portfolio managers as of March 31, 2013.

Portfolio Manager	Dollar Range
Paul S. Platkin	None
Andrew Rudolph	None
Jill Schurtz	None
Glenn Sloat	None
Darren S. Wolf	None

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has adopted policies and procedures by which Members may recommend nominees who are not “interested persons” (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee’s qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Fund, LLC

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, President

Date June 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore
John T. Moore, Principal Executive Officer

Date June 4, 2013

By (Signature and Title)*	/s/ Thomas J. Modzelewski
Thomas J. Modzelewski, Principal Financial Officer

Date June 4, 2013

*	Print the name and title of each signing officer under his or her signature.